******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23018
Reporting Period: 07/01/2014 - 06/30/2015
Stone Ridge Trust III


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-23018


Stone Ridge Trust III
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, NY 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: 855-609-3680


Date of fiscal year end: 10/31


Date of reporting period: July 1, 2014 - June 30, 2015




Item 1. Proxy Voting Record.


=============== Stone Ridge All Asset Variance Risk Premium Fund ===============


DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 25, 2015   Meeting Type: Annual
Record Date:  MAY 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard H. Anderson      For       For          Management
1b    Elect Director Edward H. Bastian        For       For          Management
1c    Elect Director Francis S. Blake         For       For          Management
1d    Elect Director Roy J. Bostock           For       For          Management
1e    Elect Director John S. Brinzo           For       For          Management
1f    Elect Director Daniel A. Carp           For       For          Management
1g    Elect Director David G. DeWalt          For       For          Management
1h    Elect Director Thomas E. Donilon        For       For          Management
1i    Elect Director William H. Easter, III   For       For          Management
1j    Elect Director Mickey P. Foret          For       For          Management
1k    Elect Director Shirley C. Franklin      For       For          Management
1l    Elect Director David R. Goode           For       For          Management
1m    Elect Director George N. Mattson        For       For          Management
1n    Elect Director Douglas R. Ralph         For       For          Management
1o    Elect Director Sergio A.L. Rial         For       For          Management
1p    Elect Director Kenneth B. Woodrow       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Adopt Share Retention Policy For        Against   For          Shareholder
      Senior Executives


--------------------------------------------------------------------------------

TRANSOCEAN LTD.

Ticker:       RIG            Security ID:  H8817H100
Meeting Date: MAY 15, 2015   Meeting Type: Annual
Record Date:  APR 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Discharge of Board and Senior   For       For          Management
      Management
3     Appropriation of Available Earnings     For       For          Management
      for Fiscal Year 2014
4     Approve Dividends of USD 0.60 per       For       For          Management
      Share from Capital Contribution
      Reserves
5A    Elect Glyn A. Barker as Director        For       For          Management
5B    Elect Vanessa C.L. Chang as Director    For       For          Management
5C    Elect Frederico F. Curado as Director   For       For          Management
5D    Elect Chadwick C. Deaton as Director    For       For          Management
5E    Elect Vincent J. Intrieri as Director   For       For          Management
5F    Elect Martin B. McNamara as Director    For       For          Management
5G    Elect Samuel J. Merksamer as Director   For       For          Management
5H    Elect Merrill A. 'Pete' Miller, Jr. as  For       For          Management
      Director
5I    Elect Edward R. Muller as Director      For       For          Management
5J    Elect Tan Ek Kia as Director            For       For          Management
6     Elect Merrill A. 'Pete' Miller, Jr. as  For       For          Management
      Board Chairman
7A    Appoint Frederico F. Curado as Member   For       For          Management
      of the Compensation Committee
7B    Appoint Vincent J. Intrieri as Member   For       For          Management
      of the Compensation Committee
7C    Appoint Martin B. McNamara as Member    For       For          Management
      of the Compensation Committee
7D    Appoint Tan Ek Kia as Member of the     For       For          Management
      Compensation Committee
8     Designate Schweiger Advokatur/Notariat  For       For          Management
      as Independent Proxy
9     Appointment Of Ernst & Young LLP as     For       For          Management
      Independent Registered Public
      Accounting Firm for Fiscal Year 2015
      and Reelection of Ernst & Young Ltd,
      Zurich as the Company's Auditor for a
      Further One-Year Term
10    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
11A   Approve Maximum Remuneration of Board   For       For          Management
      of Directors for the Period Between
      the 2015 and 2016 Annual General
      Meetings in the Amount of USD 4.12
      Million
11B   Approve Maximum Remuneration of the     For       For          Management
      Execution Management Team for Fiscal
      Year 2016 in the Amount of USD 29.62
      Million
12    Approve Omnibus Stock Plan              For       For          Management




=========== Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT



SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust III


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens
                          President


Date  August 18, 2015

* Print the name and title of each signing officer under his or her signature.